Land Use Rights	12 Months Ended
Dec. 31, 2025
Land Use Rights [Abstract]
Land use rights
9.	Land use rights

Land use rights, net consisted of the following:

	As of December 31,
	2024	2025
Cost:
Land use rights	47,334,839	47,334,841
Less: Accumulated amortization	(13,407,601)	(14,354,298)
Land use rights, net	33,927,238	32,980,543

The amortization expenses recognized for the years ended December 31, 2023, 2024 and 2025 were RMB946,697, RMB946,697 and RMB946,697, respectively. The Group expects to record estimated amortization expenses RMB946,697, RMB946,697, RMB946,697, RMB946,697 and RMB946,697 for the years ending December 31, 2026, 2027, 2028 and 2029, respectively.

The net book amounts of land use rights as collateral for the continuing operations’ borrowings (Note 15) as of December 31, 2024 and 2025 were RMB28,129,639 and RMB27,371,318, respectively. The net book amounts of land use rights as collateral for the Lianwai School’s borrowings as of December 31, 2024 and 2025 were RMB2,837,247 and RMB2,733,654, respectively.